Subsequent Events (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012
Effect of Reverse Stock Split

The tables below show the proforma effect of the 1-for-8.25 reverse stock split as of and for the Successor periods presented. The 1-for-8.25 reverse stock split should not be retroactively applied to the Predecessor periods as the Company’s reorganization was a recapitalization event, thus the Predecessor period is not meant to be comparable with the Successor period.

	March 31, 2013		December 31, 2012
	Before stock split	After stock split	Before stock split	After stock split
William Lyon Homes shares outstanding
Common stock, Class A	70,121,378	8,499,558	70,121,378	8,499,558
Common stock, Class B	31,464,548	3,813,885	31,464,548	3,813,885
Common stock, Class C	16,020,338	1,941,859	16,020,338	1,941,859
Common stock, Class D	3,084,585	373,889	2,499,293	302,945

Total number of shares outstanding	120,690,849	14,629,191	120,105,557	14,558,246

	Three Months Ended March 31, 2013		Period from February 25 through March 31, 2012
	Before stock split	After stock split	Before stock split	After stock split
(Loss) income per common share, basic and diluted	$(0.03)	$(0.24)	$(0.06)	$(0.48)
Weighted average common shares outstanding, basic and diluted	120,300,654	14,581,897	92,368,169	11,196,142

The tables below show the proforma effect of the 1-for-8.25 reverse stock split as of and for the Successor periods presented. The 1-for-8.25 reverse stock split should not be retroactively applied to the Predecessor periods as the Company’s reorganization was a recapitalization event, thus the Predecessor period is not meant to be comparable with the Successor period.

	December 31, 2012
	Before stock split	After stock split
William Lyon Homes shares outstanding
Common stock, Class A	70,121,378	8,499,558
Common stock, Class B	31,464,548	3,813,885
Common stock, Class C	16,020,338	1,941,859
Common stock, Class D	2,499,293	302,945

Total number of shares outstanding	120,105,557	14,558,246

	Period from February 25 through December 31, 2012
	Before stock split	After stock split
(Loss) income per common share, basic and diluted	$(0.11)	$(0.93)
Weighted average common shares outstanding, basic and diluted	103,037,842	12,489,435